Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Schedule of Warrants for Purchase of Common Stock

As of September 30, 2013, the following warrants for the purchase of common stock were outstanding:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date

Investors in rights offering	Series D Warrants	567,912	$5.57 to $5.59	March 3, 2022 through April 19, 2022

The Home Depot	Purchasing agreement	5,123,715	$1.95	2014 through 2018

RW LSG Management Holdings LLC	Riverwood Warrants	12,664,760	Variable	May 25, 2022

Certain other investors	Riverwood Warrants	5,427,751	Variable	May 25, 2022

Cleantech Europe II (A) LP	September 2012 Warrants	3,406,041	$0.72	September 25, 2022

Cleantech Europe II (B) LP	September 2012 Warrants	593,959	$0.72	September 25, 2022

Portman Limited	September 2012 Warrants	4,000,000	$0.72	September 25, 2022

Aquillian Investments LLC	Private Placement Series H	830,508	$1.18	September 25, 2017

Pegasus	Pegasus Warrant	10,000,000	Variable	May 25, 2022

		42,614,646

As of December 31, 2012, the Company had the following warrants outstanding for the purchase of common stock:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date
Investors in rights offering	Series D Warrants	567,912	$ 5.57 to $ 5.59	March 3, 2022 through April 19, 2022
The Home Depot	Purchasing agreement	5,123,715	$1.95	2014 through 2018
RW LSG Management Holdings LLC	Riverwood Warrants	12,664,760	Variable	May 25, 2022
Certain other investors	Riverwood Warrants	5,427,751	Variable	May 25, 2022
Cleantech Europe II (A) LP	Private Placement Series H	3,406,041	$0.72	September 25, 2022
Cleantech Europe II (B) LP	Private Placement Series H	593,959	$0.72	September 25, 2022
Portman Limited	Private Placement Series H	4,000,000	$0.72	September 25, 2022

		31,784,138